Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000017607 | U.S. Treasury Bill8872941
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017607 | Novartis AG8872094
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017607 | Roche Holding AG8872100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017607 | HSBC Holdings PLC8872688
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017607 | UBS Group AG8872122
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | Siemens Energy AG8872306
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | ING Groep NV8871549
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017607 | Barclays PLC8872617
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | GSK PLC8872673
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | SAP SE8872293
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017607 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017607 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017607 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017607 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017607 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017607 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017607 | France
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017607 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017607 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017607 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017607 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017606 | U.S. Treasury Bill8872941
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017606 | Novartis AG8872094
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017606 | Roche Holding AG8872100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017606 | HSBC Holdings PLC8872688
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017606 | UBS Group AG8872122
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | Siemens Energy AG8872306
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | ING Groep NV8871549
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017606 | Barclays PLC8872617
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | GSK PLC8872673
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | SAP SE8872293
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017606 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017606 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017606 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017606 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017606 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017606 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017606 | France
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017606 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017606 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017606 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017606 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000147407 | U.S. Treasury Bill8872941
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147407 | Novartis AG8872094
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147407 | Roche Holding AG8872100
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147407 | HSBC Holdings PLC8872688
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147407 | UBS Group AG8872122
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | Siemens Energy AG8872306
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | ING Groep NV8871549
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147407 | Barclays PLC8872617
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | GSK PLC8872673
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | SAP SE8872293
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147407 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147407 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147407 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147407 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147407 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147407 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147407 | France
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147407 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000147407 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000147407 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000147407 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd8874623
Holdings [Line Items]
Percent of Total Investments	8.00%
C000017609 | Alibaba Group Holding Ltd8873800
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017609 | Tencent Holdings Ltd8873988
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017609 | Samsung Electronics Co Ltd8874317
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017609 | Naspers Ltd8874717
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd8874685
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017609 | NetEase Inc8873942
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017609 | SK Hynix Inc8874329
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017609 | OTP Bank Nyrt8874019
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017609 | Emaar Properties PJSC8873519
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017609 | China
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000017609 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017609 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017609 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017609 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017609 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017609 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017609 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017609 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017609 | India
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017609 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017609 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd8874623
Holdings [Line Items]
Percent of Total Investments	8.00%
C000147409 | Alibaba Group Holding Ltd8873800
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147409 | Tencent Holdings Ltd8873988
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147409 | Samsung Electronics Co Ltd8874317
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147409 | Naspers Ltd8874717
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd8874685
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147409 | NetEase Inc8873942
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147409 | SK Hynix Inc8874329
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147409 | OTP Bank Nyrt8874019
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147409 | Emaar Properties PJSC8873519
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147409 | China
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000147409 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147409 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147409 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147409 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147409 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147409 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147409 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147409 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000147409 | India
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147409 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147409 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017608 | Bundesobligation8872225
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017608 | U.S. Treasury Bill8872051
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017608 | Bank of China8873352
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017608 | U.S. Treasury Note8873403
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | China Government Bond8872200
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | Petroleos Mexicanos8873168
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | Industrial & Commercial Bank of China8873365
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | Japan Government Thirty Year Bond8872003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | Italy Buoni Poliennali Del Tesoro8872328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017608 | Bundesobligation8872222
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017608 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017608 | China
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017608 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017608 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017608 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017608 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017608 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017608 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017608 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017608 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017608 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017608 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147408 | Bundesobligation8872225
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147408 | U.S. Treasury Bill8872051
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147408 | Bank of China8873352
Holdings [Line Items]
Percent of Total Investments	1.60%
C000147408 | U.S. Treasury Note8873403
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | China Government Bond8872200
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | Petroleos Mexicanos8873168
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | Industrial & Commercial Bank of China8873365
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | Japan Government Thirty Year Bond8872003
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | Italy Buoni Poliennali Del Tesoro8872328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147408 | Bundesobligation8872222
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147408 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147408 | China
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147408 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147408 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147408 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147408 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147408 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017610 | Malaysia Government Bond8874045
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017610 | Republic of South Africa Government Bond8874158
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017610 | Petroleos Mexicanos8874310
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Republic of South Africa Government Bond8874154
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Peru Government Bond8874190
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017610 | Mexican Bonos8874178
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Kuwait International Government Bond8873717
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Egypt Government International Bond8873627
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Mexican Bonos8874832
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | U.S. Treasury Note8874495
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017610 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017610 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017610 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017610 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017610 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017610 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017610 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000147410 | Malaysia Government Bond8874045
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147410 | Republic of South Africa Government Bond8874158
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147410 | Petroleos Mexicanos8874310
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Republic of South Africa Government Bond8874154
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Peru Government Bond8874190
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147410 | Mexican Bonos8874178
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Kuwait International Government Bond8873717
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Egypt Government International Bond8873627
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Mexican Bonos8874832
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | U.S. Treasury Note8874495
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147410 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147410 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147410 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147410 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147410 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147410 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147410 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147410 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147410 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147410 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147410 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147410 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.10%